Exhibit 99.18

Client Name:
Client Project Name:	OBX 2020-EXP3
Start - End Dates:	03/06/2017 - 03/19/2020
Deal Loan Count:	110

Conditions Report 2.0

Loans in Report:	110
Loans with Conditions:	93

44 - Total Active Conditions
1 - Material Conditions
1 - Credit Review Scope
1 - Category: DTI
43 - Non-Material Conditions
6 - Credit Review Scope
4 - Category: Credit/Mtg History
1 - Category: DTI
1 - Category: Terms/Guidelines
37 - Compliance Review Scope
1 - Category: Compliance Manual
1 - Category: Documentation
5 - Category: Federal Consumer Protection
12 - Category: RESPA
3 - Category: Right of Rescission
1 - Category: State Consumer Protection
1 - Category: Texas Home Equity
3 - Category: TILA
10 - Category: TILA/RESPA Integrated Disclosure
185 - Total Satisfied Conditions

84 - Credit Review Scope
67 - Category: Application
1 - Category: Credit/Mtg History
2 - Category: DTI
3 - Category: Income/Employment
3 - Category: Insurance
1 - Category: Legal Documents
5 - Category: Re-Verifications
1 - Category: Terms/Guidelines
1 - Category: Title
68 - Property Valuations Review Scope
25 - Category: Appraisal
43 - Category: FEMA
33 - Compliance Review Scope
3 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Texas Home Equity
29 - Category: TILA/RESPA Integrated Disclosure
2 - Total Waived Conditions

2 - Credit Review Scope
1 - Category: Assets
1 - Category: Income/Employment

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